Qualitative and Quantitative Information of Financial Risks - Schedule of Due Date of Financial and Other Liabilities (Parenthetical) (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Amount	€ 377,644	€ 197,512
Lease liabilities	18,945	19,982	€ 23,127
Bank Loans
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Amount	243,896	134,587
Notes
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial liabilities	€ 49,743	€ 49,681